Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advance type, balances and interest rate ranges
Total advances	$ 86,800	$ 49,011
Yield adjustment on acquired FHLB advances		(2)
Total	86,777	49,009
Fixed Rate Bullet [Member]
Advance type, balances and interest rate ranges
Total advances	45,000	20,000
Interest rate range, minimum	0.32%	0.61%
Interest rate range, maximum	3.22%	3.22%
Weighted Average Rate	1.02%	1.43%
Fixed Rate Bullet [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	May 2014	October 2014
Fixed Rate Bullet [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	January 2018	August 2017
Putable [Member]
Advance type, balances and interest rate ranges
Total advances		5,000
Interest rate range		2.95%
Weighted Average Rate		2.95%
Maturity Date Rage		2013-01-01
Mortgage [Member]
Advance type, balances and interest rate ranges
Total advances		23
Interest rate range		3.00%
Weighted Average Rate		3.00%
Maturity Date Rage		2013-07-01
Variable Rate [Member]
Advance type, balances and interest rate ranges
Total advances	26,777	8,988
Interest rate range	0.50%	0.50%
Weighted Average Rate	0.50%	0.50%
Maturity Date Rage	January 2014 through June 2014	January 2013
Variable Rate [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	January 2014
Variable Rate [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	June 2014
LIBOR Adjustable [Member]
Advance type, balances and interest rate ranges
Total advances	$ 15,000	$ 15,000
Interest rate range, minimum	0.46%	0.53%
Interest rate range, maximum	0.49%	0.57%
Weighted Average Rate	0.48%	0.56%
LIBOR Adjustable [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	2015-09-01	2015-09-01
LIBOR Adjustable [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	2016-07-01	2016-07-01